ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE RETIREMENT 2010 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 62.5%
T. Rowe Price Equity Index 500 Fund	26.5%	26,620,353	1,054,698
T. Rowe Price Growth Stock Fund	9.5	11,163,191	377,093
T. Rowe Price Value Fund	5.9	8,277,391	233,422
T. Rowe Price Mid-Cap Growth Fund	3.8	2,464,550	151,866
T. Rowe Price International Stock Fund	3.6	7,936,299	142,377
T. Rowe Price Overseas Stock Fund (2)	3.2	12,071,145	128,678
T. Rowe Price International Growth & Income Fund	3.1	6,458,256	121,609
T. Rowe Price Mid-Cap Value Fund	2.6	3,976,689	104,030
T. Rowe Price Small-Cap Stock Fund	1.6	1,780,393	63,044
T. Rowe Price New Horizons Fund (2)	1.4	1,635,919	57,110
T. Rowe Price Small-Cap Value Fund	1.3	1,253,778	53,411
Total Equity Mutual Funds (Cost $2,169,634)			2,487,338

BOND MUTUAL FUNDS 37.5%
T. Rowe Price New Income Fund	25.4	113,888,586	1,009,053
T. Rowe Price Short-Term Income Fund	7.1	56,444,286	281,657
T. Rowe Price High Yield Fund	5.0	29,151,807	198,524
Total Bond Mutual Funds (Cost $1,498,168)			1,489,234

Total Investments in Securities
100.0% of Net Assets (Cost $ 3,667,802)			$3,976,572

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated Companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 98,701	$ 4,074	$ 3,954	$ 1,054,698	$ 999,579
T. Rowe Price Growth
Stock Fund	14,356	13,576	-	377,093	388,453
T. Rowe Price High
Yield Fund	4,432	80,667	4,432	198,524	287,959
T. Rowe Price
International Growth
& Income Fund	12,394	8,274	-	121,609	125,915
T. Rowe Price
International Stock
Fund	16,276	10,220	-	142,377	143,715
T. Rowe Price Mid-Cap
Growth Fund	7,353	445	-	151,866	146,397
T. Rowe Price-Mid Cap
Value Fund	5,166	289	-	104,030	107,233
T. Rowe Price New
Horizons Fund	2,836	170	-	57,110	55,708
T. Rowe Price New
Income Fund	218,063	4,323	11,921	1,009,053	791,945
T. Rowe Price
Overseas Stock Fund	34,708	726	-	128,678	99,139
T. Rowe Price Short-
Term Income Fund	29,981	959	3,304	281,657	252,561
T. Rowe Price Small-
Cap Stock Fund	3,793	100	-	63,044	62,581
T. Rowe Price Small-
Cap Value Fund	2,836	166	-	53,411	53,923
T. Rowe Price Value
Fund	4,791	11,991	-	233,422	255,494
Totals			$ 23,611	$ 3,976,572	$ 3,770,602

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2010 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $3,667,802,000. Net unrealized gain aggregated $308,770,000 at period-end, of which $317,705,000 related to appreciated investments and $8,935,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held approximately 25% of the outstanding shares of the Short-Term Income Fund, and less than 25% of any other underlying Price Fund. For the period ended August 31, 2007, realized gain on affiliated companies was $12,777,000.

T. ROWE PRICE RETIREMENT 2020 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 77.9%
T. Rowe Price Equity Index 500 Fund	19.1%	28,354,952	1,123,423
T. Rowe Price Growth Stock Fund	18.8	32,808,729	1,108,279
T. Rowe Price Value Fund	14.0	29,168,873	822,562
T. Rowe Price Mid-Cap Growth Fund	4.8	4,635,327	285,629
T. Rowe Price International Stock Fund	4.4	14,601,569	261,952
T. Rowe Price Overseas Stock Fund (2)	4.0	22,163,722	236,265
T. Rowe Price International Growth & Income Fund	3.9	12,277,702	231,189
T. Rowe Price Mid-Cap Value Fund	3.3	7,356,819	192,455
T. Rowe Price Small-Cap Stock Fund	2.1	3,523,808	124,778
T. Rowe Price New Horizons Fund (2)	1.8	3,017,741	105,349
T. Rowe Price Small-Cap Value Fund	1.7	2,373,633	101,117
Total Equity Mutual Funds (Cost $4,062,704)			4,592,998

BOND MUTUAL FUNDS 22.1%
T. Rowe Price New Income Fund	15.8	104,743,548	928,028
T. Rowe Price High Yield Fund	4.8	41,361,101	281,669
T. Rowe Price Short-Term Income Fund	1.5	18,172,002	90,678
Total Bond Mutual Funds (Cost $1,310,817)			1,300,375

Total Investments in Securities
100.0% of Net Assets (Cost $ 5,373,521)			$5,893,373

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 138,812	$ 1,835	$ 4,085	$ 1,123,423	$ 1,027,619
T. Rowe Price Growth
Stock Fund	58,339	7,981	-	1,108,279	1,087,697
T. Rowe Price High
Yield Fund	6,222	97,634	6,222	281,669	391,490
T. Rowe Price
International Growth
& Income Fund	35,931	16,514	-	231,189	227,706
T. Rowe Price
International Stock
Fund	40,500	19,941	-	261,952	254,985
T. Rowe Price Mid-Cap
Growth Fund	12,893	155	-	285,629	275,577
T. Rowe Price Mid-Cap
Value Fund	12,381	157	-	192,455	195,120
T. Rowe Price New
Horizons Fund	10,241	125	-	105,349	97,538
T. Rowe Price New
Income Fund	289,586	1,718	10,467	928,028	636,266
T. Rowe Price
Overseas Stock Fund	73,815	554	-	236,265	171,191
T. Rowe Price Short-
Term Income Fund	11,388	155	1,051	90,678	79,419
T. Rowe Price Small-
Cap Stock Fund	10,054	120	-	124,778	121,167
T. Rowe Price Small-
Cap Value Fund	10,241	122	-	101,117	96,965
T. Rowe Price Value
Fund	34,678	3,787	-	822,562	836,445
Totals			$ 21,825	$ 5,893,373	$ 5,499,185

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2020 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $5,373,521,000. Net unrealized gain aggregated $519,852,000 at period-end, of which $530,294,000 related to appreciated investments and $10,442,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $16,865,000.

T. ROWE PRICE RETIREMENT 2030 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 89.0%
T. Rowe Price Growth Stock Fund	25.8%	30,300,752	1,023,559
T. Rowe Price Value Fund	19.8	27,811,252	784,277
T. Rowe Price Equity Index 500 Fund	13.4	13,418,704	531,649
T. Rowe Price Mid-Cap Growth Fund	5.4	3,483,320	214,642
T. Rowe Price International Stock Fund	5.1	11,364,810	203,885
T. Rowe Price International Growth & Income Fund	4.6	9,762,960	183,837
T. Rowe Price Overseas Stock Fund (2)	4.6	17,098,564	182,271
T. Rowe Price Mid-Cap Value Fund	3.8	5,716,817	149,552
T. Rowe Price Small-Cap Stock Fund	2.4	2,673,823	94,680
T. Rowe Price New Horizons Fund (2)	2.1	2,337,664	81,608
T. Rowe Price Small-Cap Value Fund	2.0	1,818,851	77,483
Total Equity Mutual Funds (Cost $3,133,348)			3,527,443

BOND MUTUAL FUNDS 11.0%
T. Rowe Price New Income Fund	7.7	34,399,050	304,776
T. Rowe Price High Yield Fund	3.3	19,315,617	131,539
Total Bond Mutual Funds (Cost $439,818)			436,315

Total Investments in Securities
100.0% of Net Assets (Cost $ 3,573,166)			$3,963,758

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 78,365	$ 690	$ 1,883	$ 531,649	$ 473,443
T. Rowe Price Growth
Stock Fund	74,307	1,916	-	1,023,559	977,883
T. Rowe Price High
Yield Fund	2,832	31,830	2,832	131,539	168,819
T. Rowe Price
International Growth
& Income Fund	29,536	12,106	-	183,837	177,830
T. Rowe Price
International Stock
Fund	33,028	14,431	-	203,885	194,868
T. Rowe Price Mid-Cap
Growth Fund	16,447	2,814	-	214,642	203,270
T. Rowe Price Mid-Cap
Value Fund	12,374	132	-	149,552	148,848
T. Rowe Price New
Horizons Fund	9,430	105	-	81,608	74,055
T. Rowe Price New
Income Fund	120,051	640	3,336	304,776	183,772
T. Rowe Price
Overseas Stock Fund	56,942	246	-	182,271	131,977
T. Rowe Price Small-
Cap Stock Fund	7,590	76	-	94,680	92,021
T. Rowe Price Small-
Cap Value Fund	9,430	102	-	77,483	72,688
T. Rowe Price Value
Fund	57,179	13,547	-	784,277	784,857
Totals			$ 8,051	$ 3,963,758	$ 3,684,331

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2030 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $3,573,166,000. Net unrealized gain aggregated $390,592,000 at period-end, of which $394,095,000 related to appreciated investments and $3,503,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $12,127,000.

T. ROWE PRICE RETIREMENT 2040 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 90.9%
T. Rowe Price Growth Stock Fund	26.8%	16,425,341	554,848
T. Rowe Price Value Fund	21.0	15,390,158	434,003
T. Rowe Price Equity Index 500 Fund	12.5	6,525,906	258,557
T. Rowe Price Mid-Cap Growth Fund	5.5	1,863,294	114,816
T. Rowe Price International Stock Fund	5.1	5,840,762	104,783
T. Rowe Price Overseas Stock Fund (2)	4.9	9,440,900	100,640
T. Rowe Price International Growth & Income Fund	4.6	5,110,403	96,229
T. Rowe Price Mid-Cap Value Fund	3.9	3,060,785	80,070
T. Rowe Price Small-Cap Stock Fund	2.3	1,338,947	47,412
T. Rowe Price New Horizons Fund (2)	2.2	1,292,152	45,109
T. Rowe Price Small-Cap Value Fund	2.1	997,918	42,511
Total Equity Mutual Funds (Cost $1,695,774)			1,878,978

BOND MUTUAL FUNDS 9.1%
T. Rowe Price New Income Fund	6.3	14,625,556	129,582
T. Rowe Price High Yield Fund	2.8	8,505,103	57,920
Total Bond Mutual Funds (Cost $189,081)			187,502

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,884,855)			$2,066,480

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 45,374	$ 697	$ 889	$ 258,557	$ 223,227
T. Rowe Price Growth
Stock Fund	49,672	1,174	-	554,848	520,686
T. Rowe Price High
Yield Fund	1,257	12,822	1,257	57,920	73,090
T. Rowe Price
International Growth
& Income Fund	20,760	8,581	-	96,229	91,003
T. Rowe Price
International Stock
Fund	21,480	10,186	-	104,783	99,474
T. Rowe Price Mid-Cap
Growth Fund	9,694	2,263	-	114,816	108,653
T. Rowe Price Mid-Cap
Value Fund	9,498	49	-	80,070	76,698
T. Rowe Price New
Horizons Fund	6,608	406	-	45,109	39,875
T. Rowe Price New
Income Fund	53,942	122	1,376	129,582	75,090
T. Rowe Price
Overseas Stock Fund	39,193	119	-	100,640	65,012
T. Rowe Price Small-
Cap Stock Fund	3,824	19	-	47,412	46,019
T. Rowe Price Small-
Cap Value Fund	6,656	23	-	42,511	38,336
T. Rowe Price Value
Fund	37,962	2,779	-	434,003	422,278
Totals			$ 3,522	$ 2,066,480	$ 1,879,441

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2040 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,884,855,000. Net unrealized gain aggregated $181,625,000 at period-end, of which $183,517,000 related to appreciated investments and $1,892,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $7,689,000.

T. ROWE PRICE RETIREMENT INCOME FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

BOND MUTUAL FUNDS 58.8%
T. Rowe Price Short-Term Income Fund	30.1%	71,407,485	356,323
T. Rowe Price New Income Fund	24.2	32,253,944	285,770
T. Rowe Price High Yield Fund	4.5	7,771,771	52,926
Total Bond Mutual Funds (Cost $698,577)			695,019

EQUITY MUTUAL FUNDS 41.2%
T. Rowe Price Equity Index 500 Fund	27.2	8,126,163	321,958
T. Rowe Price Mid-Cap Growth Fund	2.5	486,837	29,999
T. Rowe Price International Stock Fund	2.3	1,517,448	27,223
T. Rowe Price Overseas Stock Fund (2)	2.2	2,459,969	26,223
T. Rowe Price International Growth & Income Fund	2.2	1,354,908	25,513
T. Rowe Price Mid-Cap Value Fund	1.7	769,292	20,125
T. Rowe Price New Horizons Fund (2)	1.1	353,500	12,341
T. Rowe Price Small-Cap Stock Fund	1.0	340,815	12,068
T. Rowe Price Small-Cap Value Fund	1.0	270,886	11,540
Total Equity Mutual Funds (Cost $418,117)			486,990

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,116,694)			$1,182,009

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1)Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 14,882	$ 4,783	$ 1,272	$ 321,958	$ 324,645
T. Rowe Price High
Yield Fund	1,179	21,901	1,179	52,926	77,173
T. Rowe Price
International Growth
& Income Fund	2,085	1,504	-	25,513	26,560
T. Rowe Price
International Stock
Fund	2,754	1,823	-	27,223	27,639
T. Rowe Price Mid-Cap
Growth Fund	1,208	580	-	29,999	29,695
T. Rowe Price Mid-Cap
Value Fund	771	525	-	20,125	21,497
T. Rowe Price New
Horizons Fund	819	54	-	12,341	11,851
T. Rowe Price New
Income Fund	53,820	1,571	3,422	285,770	232,606
T. Rowe Price
Overseas Stock Fund	5,910	149	-	26,223	21,393
T. Rowe Price Short-
Term Income Fund	30,066	1,770	4,216	356,323	327,956
T. Rowe Price Small-
Cap Stock Fund	635	55	-	12,068	12,107
T. Rowe Price Small-
Cap Value Fund	819	53	-	11,540	11,465
Totals			$ 10,089	$ 1,182,009	$ 1,124,587

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement Income Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,116,694,000. Net unrealized gain aggregated $65,315,000 at period-end, of which $68,873,000 related to appreciated investments and $3,558,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held approximately 32% of the outstanding shares of the Short-Term Income Fund, and less than 25% of any other underlying Price Fund. For the period ended August 31, 2007, realized gain on affiliated companies was $2,153,000.

T. ROWE PRICE RETIREMENT 2005 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 52.3%
T. Rowe Price Equity Index 500 Fund	30.3%	6,325,288	250,608
T. Rowe Price Growth Stock Fund	3.7	908,732	30,697
T. Rowe Price Mid-Cap Growth Fund	3.3	437,769	26,975
T. Rowe Price International Stock Fund	3.1	1,409,096	25,279
T. Rowe Price Overseas Stock Fund (2)	2.7	2,082,634	22,201
T. Rowe Price International Growth & Income Fund	2.6	1,151,727	21,687
T. Rowe Price Mid-Cap Value Fund	2.2	706,983	18,495
T. Rowe Price Small-Cap Stock Fund	1.3	308,217	10,914
T. Rowe Price New Horizons Fund (2)	1.2	292,106	10,197
T. Rowe Price Small-Cap Value Fund	1.2	223,779	9,533
T. Rowe Price Value Fund	0.7	208,834	5,889
Total Equity Mutual Funds (Cost $377,014)			432,475

BOND MUTUAL FUNDS 47.7%
T. Rowe Price New Income Fund	30.8	28,784,020	255,026
T. Rowe Price Short-Term Income Fund	12.2	20,137,490	100,486
T. Rowe Price High Yield Fund	4.7	5,725,630	38,992
Total Bond Mutual Funds (Cost $396,857)			394,504

Total Investments in Securities
100.0% of Net Assets (Cost $ 773,871)			$826,979

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 23,456	$ 2,811	$ 942	$ 250,608	$ 239,269
T. Rowe Price Growth
Stock Fund	1,066	7,734	-	30,697	39,522
T. Rowe Price High
Yield Fund	883	17,152	883	38,992	57,970
T. Rowe Price
International Growth
& Income Fund	1,962	1,411	-	21,687	22,531
T. Rowe Price
International Stock
Fund	2,595	1,747	-	25,279	25,627
T. Rowe Price Mid-Cap
Growth Fund	622	50	-	26,975	26,660
T. Rowe Price Mid-Cap
Value Fund	591	136	-	18,495	19,483
T. Rowe Price New
Horizons Fund	370	77	-	10,197	10,130
T. Rowe Price New
Income Fund	51,926	8,279	3,087	255,026	210,344
T. Rowe Price
Overseas Stock Fund	4,935	286	-	22,201	18,318
T. Rowe Price Short-
Term Income Fund	13,202	1,311	1,173	100,486	88,560
T. Rowe Price Small-
Cap Stock Fund	530	84	-	10,914	11,031
T. Rowe Price Small-
Cap Value Fund	370	75	-	9,533	9,809
T. Rowe Price Value
Fund	63	6,656	-	5,889	14,903
Totals			$ 6,085	$ 826,979	$ 794,157

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2005 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $773,871,000. Net unrealized gain aggregated $53,108,000 at period-end, of which $55,462,000 related to appreciated investments and $2,354,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $4,859,000.

T. ROWE PRICE RETIREMENT 2015 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 70.6%
T. Rowe Price Equity Index 500 Fund	24.0%	17,901,524	709,258
T. Rowe Price Growth Stock Fund	13.5	11,794,863	398,431
T. Rowe Price Value Fund	9.3	9,802,690	276,436
T. Rowe Price Mid-Cap Growth Fund	4.3	2,082,677	128,335
T. Rowe Price International Stock Fund	4.2	6,883,745	123,494
T. Rowe Price Overseas Stock Fund (2)	3.7	10,395,772	110,819
T. Rowe Price International Growth & Income Fund	3.5	5,490,067	103,378
T. Rowe Price Mid-Cap Value Fund	2.8	3,204,618	83,833
T. Rowe Price New Horizons Fund (2)	1.8	1,515,200	52,896
T. Rowe Price Small-Cap Stock Fund	1.8	1,490,802	52,789
T. Rowe Price Small-Cap Value Fund	1.7	1,191,393	50,753
Total Equity Mutual Funds (Cost $1,874,032)			2,090,422

BOND MUTUAL FUNDS 29.4%
T. Rowe Price New Income Fund	20.3	67,915,441	601,731
T. Rowe Price High Yield Fund	5.3	22,848,054	155,595
T. Rowe Price Short-Term Income Fund	3.8	22,371,760	111,635
Total Bond Mutual Funds (Cost $875,000)			868,961

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,749,032)			$2,959,383

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 95,999	$ 1,287	$ 2,545	$ 709,258	$ 639,805
T. Rowe Price Growth
Stock Fund	18,726	14,879	-	398,431	407,360
T. Rowe Price High
Yield Fund	3,406	50,788	3,406	155,595	213,070
T. Rowe Price
International Growth
& Income Fund	14,494	8,304	-	103,378	104,713
T. Rowe Price
International Stock
Fund	21,719	10,076	-	123,494	118,111
T. Rowe Price Mid-Cap
Growth Fund	5,231	70	-	128,335	124,381
T. Rowe Price Mid-Cap
Value Fund	5,072	105	-	83,833	85,319
T. Rowe Price New
Horizons Fund	4,716	75	-	52,896	49,407
T. Rowe Price New
Income Fund	158,338	14,546	7,099	601,731	455,269
T. Rowe Price
Overseas Stock Fund	35,327	258	-	110,819	79,544
T. Rowe Price Short-
Term Income Fund	19,170	231	1,267	111,635	92,654
T. Rowe Price Small-
Cap Stock Fund	4,594	55	-	52,789	50,921
T. Rowe Price Small-
Cap Value Fund	4,716	73	-	50,753	49,105
T. Rowe Price Value
Fund	8,443	5,709	-	276,436	289,576
Totals			$ 14,317	$ 2,959,383	$ 2,759,235

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2015 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $2,749,032,000. Net unrealized gain aggregated $210,351,000 at period-end, of which $216,390,000 related to appreciated investments and $6,039,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $10,784,000.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 84.5%
T. Rowe Price Growth Stock Fund	22.9%	18,023,849	608,846
T. Rowe Price Value Fund	17.2	16,221,757	457,453
T. Rowe Price Equity Index 500 Fund	15.9	10,686,556	423,401
T. Rowe Price Mid-Cap Growth Fund	5.2	2,240,087	138,034
T. Rowe Price International Stock Fund	4.8	7,134,145	127,987
T. Rowe Price Overseas Stock Fund (2)	4.3	10,792,765	115,051
T. Rowe Price International Growth & Income Fund	4.3	6,102,027	114,901
T. Rowe Price Mid-Cap Value Fund	3.6	3,631,409	94,998
T. Rowe Price Small-Cap Stock Fund	2.2	1,648,052	58,357
T. Rowe Price New Horizons Fund (2)	2.1	1,564,383	54,613
T. Rowe Price Small-Cap Value Fund	2.0	1,224,319	52,156
Total Equity Mutual Funds (Cost $2,018,257)			2,245,797

BOND MUTUAL FUNDS 15.5%
T. Rowe Price New Income Fund	11.2	33,538,150	297,148
T. Rowe Price High Yield Fund	4.3	16,881,118	114,961
Total Bond Mutual Funds (Cost $415,978)			412,109

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,434,235)			$2,657,906

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 47,295	$ 373	$ 1,555	$ 423,401	$ 391,959
T. Rowe Price Growth
Stock Fund	40,189	395	-	608,846	584,852
T. Rowe Price High
Yield Fund	2,525	34,904	2,525	114,961	154,744
T. Rowe Price
International Growth
& Income Fund	17,353	7,790	-	114,901	112,587
T. Rowe Price
International Stock
Fund	19,550	9,214	-	127,987	123,832
T. Rowe Price Mid-Cap
Growth Fund	8,538	75	-	138,034	130,878
T. Rowe Price Mid-Cap
Value Fund	7,805	66	-	94,998	94,575
T. Rowe Price New
Horizons Fund	4,789	34	-	54,613	51,049
T. Rowe Price New
Income Fund	93,678	370	3,352	297,148	202,597
T. Rowe Price
Overseas Stock Fund	34,225	166	-	115,051	84,961
T. Rowe Price Small-
Cap Stock Fund	5,011	40	-	58,357	56,322
T. Rowe Price Small-
Cap Value Fund	4,789	34	-	52,156	50,473
T. Rowe Price Value
Fund	26,183	2,000	-	457,453	457,977
Totals			$ 7,432	$ 2,657,906	$ 2,496,806

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2025 Funds
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $2,434,235,000. Net unrealized gain aggregated $223,671,000 at period-end, of which $227,540,000 related to appreciated investments and $3,869,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $6,562,000.

T. ROWE PRICE RETIREMENT 2035 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 91.2%
T. Rowe Price Growth Stock Fund	27.0%	10,582,215	357,467
T. Rowe Price Value Fund	21.1	9,907,796	279,400
T. Rowe Price Equity Index 500 Fund	12.4	4,135,056	163,831
T. Rowe Price Mid-Cap Growth Fund	5.7	1,215,808	74,918
T. Rowe Price International Stock Fund	5.1	3,785,441	67,911
T. Rowe Price Overseas Stock Fund (2)	4.8	5,979,888	63,746
T. Rowe Price International Growth & Income Fund	4.8	3,326,714	62,642
T. Rowe Price Mid-Cap Value Fund	3.8	1,938,433	50,709
T. Rowe Price Small-Cap Stock Fund	2.4	879,496	31,143
T. Rowe Price New Horizons Fund (2)	2.1	803,233	28,041
T. Rowe Price Small-Cap Value Fund	2.0	620,930	26,452
Total Equity Mutual Funds (Cost $1,094,153)			1,206,260

BOND MUTUAL FUNDS 8.8%
T. Rowe Price New Income Fund	6.0	8,969,596	79,470
T. Rowe Price High Yield Fund	2.8	5,441,354	37,056
Total Bond Mutual Funds (Cost $117,597)			116,526

Total Investments in Securities
100.0% of Net Assets (Cost $ 1,211,750)			$1,322,786

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 25,518	$ 393	$ 578	$ 163,831	$ 144,605
T. Rowe Price Growth
Stock Fund	31,302	125	-	357,467	335,479
T. Rowe Price High
Yield Fund	795	8,457	795	37,056	47,062
T. Rowe Price
International Growth
& Income Fund	12,860	5,435	-	62,642	59,380
T. Rowe Price
International Stock
Fund	13,193	6,519	-	67,911	64,660
T. Rowe Price Mid-Cap
Growth Fund	6,190	594	-	74,918	70,073
T. Rowe Price Mid-Cap
Value Fund	5,807	20	-	50,709	48,771
T. Rowe Price New
Horizons Fund	4,004	11	-	28,041	24,639
T. Rowe Price New
Income Fund	30,809	35	863	79,470	48,319
T. Rowe Price
Overseas Stock Fund	22,919	47	-	63,746	43,050
T. Rowe Price Small-
Cap Stock Fund	2,480	10	-	31,143	30,259
T. Rowe Price Small-
Cap Value Fund	3,971	10	-	26,452	24,011
T. Rowe Price Value
Fund	24,084	1,486	-	279,400	271,914
Totals			$ 2,236	$ 1,322,786	$ 1,212,222

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2035 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $1,211,750,000. Net unrealized gain aggregated $111,036,000 at period-end, of which $112,199,000 related to appreciated investments and $1,163,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $4,064,000.

T. ROWE PRICE RETIREMENT 2045 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 91.4%
T. Rowe Price Growth Stock Fund	26.8%	3,505,960	118,431
T. Rowe Price Value Fund	20.9	3,287,042	92,695
T. Rowe Price Equity Index 500 Fund	12.5	1,400,528	55,489
T. Rowe Price Mid-Cap Growth Fund	5.6	403,238	24,848
T. Rowe Price International Stock Fund	5.5	1,358,425	24,370
T. Rowe Price Overseas Stock Fund (2)	5.1	2,096,172	22,345
T. Rowe Price International Growth & Income Fund	4.8	1,118,864	21,068
T. Rowe Price Mid-Cap Value Fund	3.7	631,052	16,508
T. Rowe Price Small-Cap Stock Fund	2.3	289,537	10,253
T. Rowe Price New Horizons Fund (2)	2.1	270,906	9,457
T. Rowe Price Small-Cap Value Fund	2.1	215,154	9,166
Total Equity Mutual Funds (Cost $380,483)			404,630

BOND MUTUAL FUNDS 8.6%
T. Rowe Price New Income Fund	5.9	2,934,364	25,998
T. Rowe Price High Yield Fund	2.7	1,777,785	12,107
Total Bond Mutual Funds (Cost $38,414)			38,105

Total Investments in Securities
100.0% of Net Assets (Cost $ 418,897)			$442,735

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 11,171	$ 135	$ 187	$ 55,489	$ 46,394
T. Rowe Price Growth
Stock Fund	13,669	71	-	118,431	107,804
T. Rowe Price High
Yield Fund	259	2,356	259	12,107	14,998
T. Rowe Price
International Growth
& Income Fund	5,654	2,024	-	21,068	18,879
T. Rowe Price
International Stock
Fund	6,845	2,451	-	24,370	21,082
T. Rowe Price Mid-Cap
Growth Fund	2,872	623	-	24,848	22,867
T. Rowe Price Mid-Cap
Value Fund	2,567	13	-	16,508	15,183
T. Rowe Price New
Horizons Fund	1,762	7	-	9,457	7,894
T. Rowe Price New
Income Fund	12,584	2,524	293	25,998	15,777
T. Rowe Price
Overseas Stock Fund	9,919	16	-	22,345	13,079
T. Rowe Price Small-
Cap Stock Fund	1,064	28	-	10,253	9,710
T. Rowe Price Small-
Cap Value Fund	1,742	7	-	9,166	7,946
T. Rowe Price Value
Fund	11,030	588	-	92,695	87,146
Totals			$ 739	$ 442,735	$ 388,759

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2045 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2045 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $418,897,000. Net unrealized gain aggregated $23,838,000 at period-end, of which $24,236,000 related to appreciated investments and $398,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31,2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized gain on affiliated companies was $1,496,000.

T. ROWE PRICE RETIREMENT 2050 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 90.4%
T. Rowe Price Growth Stock Fund	26.0%	270,472	9,136
T. Rowe Price Value Fund	21.1	263,113	7,420
T. Rowe Price Equity Index 500 Fund	12.3	109,056	4,321
T. Rowe Price International Stock Fund	5.8	113,245	2,031
T. Rowe Price Mid-Cap Growth Fund	5.2	29,580	1,823
T. Rowe Price International Growth & Income Fund	5.0	92,818	1,748
T. Rowe Price Overseas Stock Fund (2)	5.0	162,873	1,736
T. Rowe Price Mid-Cap Value Fund	3.7	49,706	1,300
T. Rowe Price New Horizons Fund (2)	2.1	21,476	750
T. Rowe Price Small-Cap Stock Fund	2.1	20,867	739
T. Rowe Price Small-Cap Value Fund	2.1	16,990	724
Total Equity Mutual Funds (Cost $31,680)			31,728

BOND MUTUAL FUNDS 7.9%
T. Rowe Price New Income Fund	5.9	232,901	2,063
T. Rowe Price High Yield Fund	2.0	101,561	692
Total Bond Mutual Funds (Cost $2,768)			2,755

Total Investments in Securities
98.3% of Net Assets (Cost $ 34,448)			$34,483

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 2,360	$ 5	$ 10	$ 4,321	$ 2,078
T. Rowe Price Growth
Stock Fund	4,525	10	-	9,136	4,800
T. Rowe Price High
Yield Fund	103	49	12	692	672
T. Rowe Price
International Growth
& Income Fund	1,291	377	-	1,748	874
T. Rowe Price
International Stock
Fund	1,359	269	-	2,031	970
T. Rowe Price Mid-Cap
Growth Fund	847	2	-	1,823	986
T. Rowe Price Mid-Cap
Value Fund	686	2	-	1,300	695
T. Rowe Price New
Horizons Fund	414	1	-	750	347
T. Rowe Price New
Income Fund	1,652	308	20	2,063	697
T. Rowe Price
Overseas Stock Fund	1,243	2	-	1,736	542
T. Rowe Price Small-
Cap Stock Fund	338	1	-	739	431
T. Rowe Price Small-
Cap Value Fund	412	1	-	724	345
T. Rowe Price Value
Fund	3,830	8	-	7,420	3,895
Totals			$ 42	$ 34,483	$ 17,332

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2050 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2050 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $34,448,000. Net unrealized gain aggregated $35,000 at period-end, of which $239,000 related to appreciated investments and $204,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized loss on affiliated companies was $16,000.

T. ROWE PRICE RETIREMENT 2055 FUND
Unaudited			August 31, 2007
Portfolio of Investments †(1)	Percent of
(Cost and value in $000s)	Net Assets	Shares	Value

EQUITY MUTUAL FUNDS 92.0%
T. Rowe Price Growth Stock Fund	26.6%	194,676	6,576
T. Rowe Price Value Fund	21.3	187,295	5,282
T. Rowe Price Equity Index 500 Fund	12.8	80,130	3,175
T. Rowe Price International Stock Fund	5.6	77,350	1,387
T. Rowe Price Mid-Cap Growth Fund	5.4	21,541	1,327
T. Rowe Price Overseas Stock Fund (2)	5.1	118,730	1,266
T. Rowe Price International Growth & Income Fund	5.0	65,161	1,227
T. Rowe Price Mid-Cap Value Fund	3.8	35,987	941
T. Rowe Price New Horizons Fund (2)	2.2	15,412	538
T. Rowe Price Small-Cap Stock Fund	2.1	14,935	529
T. Rowe Price Small-Cap Value Fund	2.1	12,200	520
Total Equity Mutual Funds (Cost $22,646)			22,768

BOND MUTUAL FUNDS 8.0%
T. Rowe Price New Income Fund	5.7	159,137	1,410
T. Rowe Price High Yield Fund	2.3	82,701	563
Total Bond Mutual Funds (Cost $1,985)			1,973

Total Investments in Securities
100.0% of Net Assets (Cost $ 24,631)			$24,741

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Affiliated companies
(2)	Non-income producing

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	8/31/07	5/31/07
T. Rowe Price Equity
Index 500 Fund	$ 1,453	$ 109	$ 8	$ 3,175	$ 1,934
T. Rowe Price Growth
Stock Fund	2,448	195	-	6,576	4,469
T. Rowe Price High
Yield Fund	60	93	11	563	626
T. Rowe Price
International Growth
& Income Fund	669	217	-	1,227	814
T. Rowe Price
International Stock
Fund	759	247	-	1,387	904
T. Rowe Price Mid-Cap
Growth Fund	458	39	-	1,327	918
T. Rowe Price Mid-Cap
Value Fund	387	31	-	941	647
T. Rowe Price New
Horizons Fund	242	17	-	538	322
T. Rowe Price New
Income Fund	1,165	423	15	1,410	651
T. Rowe Price
Overseas Stock Fund	836	37	-	1,266	502
T. Rowe Price Small-
Cap Stock Fund	165	14	-	529	401
T. Rowe Price Small-
Cap Value Fund	241	16	-	520	321
T. Rowe Price Value
Fund	2,103	226	-	5,282	3,623
Totals			$ 34	$ 24,741	$ 16,132

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2055 Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2055 Fund (the fund) is a nondiversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. The fund’s asset mix becomes increasingly more conservative, both prior to and after retirement, as time elapses.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $24,631,000. Net unrealized gain aggregated $110,000 at period-end, of which $222,000 related to appreciated investments and $112,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund’s net assets. At August 31, 2007, the fund held less than 25% of the outstanding shares of any underlying Price fund. For the period ended August 31, 2007, realized loss on affiliated companies was $48,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007